TRADE RECEIVABLES, CONTRACT ASSETS, OTHER RECEIVABLES, DEPOSITS AND PREPAYMENT	12 Months Ended
Mar. 31, 2026
Trade Receivables Contract Assets Other Receivables Deposits And Prepayment
TRADE RECEIVABLES, CONTRACT ASSETS, OTHER RECEIVABLES, DEPOSITS AND PREPAYMENT

15 TRADE RECEIVABLES, CONTRACT ASSETS, OTHER RECEIVABLES, DEPOSITS AND PREPAYMENT

15.1 Trade receivables, net

	At	At
	March 31, 2026	March 31, 2025
	USD	USD
Trade receivables	3,398,783	1,394,545
Less: loss allowance	(1,361,629)	-
Total	2,037,154	1,394,545

Trade receivables are non-interest bearing and generally have credit terms of 30 days.

An aging analysis of the trade receivables at the end of the reporting period, based on the invoice date and net of loss provision, is as follows:

	At	At
	March 31, 2026	March 31, 2025
	USD	USD
Less than 1 month	643,813	1,219,953
Between 1 month and 3 months	312,198	158,350
Over 3 months	1,081,143	16,242
	2,037,154	1,394,545

The increment reflected the consolidation of corresponding trade receivables acquired from the completion of the three business acquisitions during the current year. For details, refer to note 27.

The movements in the loss allowance for impairment of trade receivables, measured at an amount equal to lifetime ECL, are as follows:

	At	At
	March 31, 2026	March 31, 2025
	USD	USD
At the beginning of the year	-	4,632
Acquired from acquisitions	451,449	-
Provision for the year	910,180	-
Written off for the year	-	(1,788)
Reversal for the year	-	(2,844)
At the end of the year	1,361,629	-

During the year ended March 31, 2025, trade receivables of $12,064 (2024: $21,522) were written off due to uncollectible as assessed by management. The carrying amounts of trade receivables are approximate their fair values.

15.2 Contract Assets

	At	At
	March 31, 2026	March 31, 2025
	USD	USD
Subscription revenue	46,160	750
Data service revenue	107,924	-
	154,084	750

Contract assts relates to client contracts that have been complete, revenue recognized but yet to be invoiced. The increment reflected the consolidation of corresponding contract assets acquired from the completion of the three business acquisitions during the current year. For details, refer to note 27.

15.3 Other receivables, deposits and prepayment

		At	At
	Notes	March 31, 2026	March 31, 2025
		USD	USD
Current:
Deposits	(a)	324,846	63,914
Prepayments	(b)	809,704	351,791
Deferred fund-raising costs	(c)	-	650,000
Other receivables		49,183	486
		1,183,733	1,066,191
Non-current:
Deposit	(a)	-	45,463

(a)

Current deposits mainly comprised of deposits for lease of office spaces in different countries and deposit for investor relation services. Prior year current deposit also included amounts paid to an employment agency in Germany.

Prior year non-current deposit of $45,463 represents a deposit for a long-term lease of office space in Monaco.

(b)

The increase in prepayments as of March 31, 2026 primarily relates to the advance payment of the Directors and Officers (D&O) liability insurance premium, covering period from January 2025 to December 2026.

(c)

As of March 31, 2025, deferred fund-raising costs comprised payments of $400,000 under the Nomas MOU and $250,000 under the Al Noor MOU. This balance increased during the year by $150,000 due to an additional payment made under the Al Noor MOU in June 2025. Following an evaluation of the fundraising activities performed, management determined to expense the entire balance to profit or loss during the year.

15.4 Advance to Resulticks Global Companies Pte. Ltd, net

	At	At
	March 31, 2026	March 31, 2025
	USD	USD
Advance to Resulticks Global Companies Pte. Ltd, gross	6,601,370	-
Less: loss allowance	(279,112)	-
	6,322,258	-

During the year ended March 31, 2026, the Company disbursed $8 million to Resulticks and accrued $601,370 in interest income. Resulticks has repaid $2 million, and a provision for expected credit loss of $279,112 was recognized during the year. Subsequent to the year-end and up to the date of this report, Resulticks has made further repayments of $2 million. The outstanding balance plus accrued interest is due to be repaid in full by September 30, 2026.